Significant Acquisition Transactions - Schedule of Business Acquisitions (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Goodwill	¥ 0	¥ 0	¥ 0	¥ 63,460